Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 1998

MFS Intermediate Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
1/8/98      Shares of        95,000      7.1875       7.86        Merrill Lynch
            Beneficial
            Interest
1/12/98     Shares of        200,000     7.2500       7.89        Merrill Lynch
            Beneficial
            Interest








Total Shares Repurchased:  295,000
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer